COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Amendment Flag	false
EBP 055
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Amendment Flag	false